Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
Subsequent Events [Line Items]
Subsequent Events	SUBSEQUENT EVENTS
There were no subsequent events requiring adjustment to the financial statements or disclosure through June 15, 2026, the date that the Plan’s financial statements were available to be issued.